Property, plant & equipment - Potential future cash flows following the extension (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant & equipment
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	€ 1,089	€ 1,430	€ 3,015
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	€ 1,838	€ 1,571	€ 1,560